OTHER INTANGIBLE ASSETS (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other intangible assets
Intangible assets other than goodwill at beginning of period	₽ 90,103
Intangible assets other than goodwill at end of period	100,132	₽ 90,103
Gross Book Value
Other intangible assets
Intangible assets other than goodwill at beginning of period	203,228	192,700	₽ 223,463
Additions	44,993	49,078	39,643
Arising on business combinations	2,468		32
Disposal of subsidiary		(311)	(37,573)
Reaclassification into assets for sale	(17)	(184)
Effect on assets impairment	20	(126)	(26)
Disposal	(20,337)	(39,203)	(33,889)
Other	(105)	(29)	15
Foreign exchange differences	1,372	1,303	1,035
Intangible assets other than goodwill at end of period	231,622	203,228	192,700
Accumulated amortisation and impairment
Other intangible assets
Intangible assets other than goodwill at beginning of period	(113,125)	(112,971)	(127,501)
Disposal of subsidiary		77	19,450
Charge for the year	(37,486)	(37,546)	(35,582)
Disposal	20,083	38,440	33,275
Other	220	42	(2,582)
Foreign exchange differences	(1,182)	(1,167)	(31)
Intangible assets other than goodwill at end of period	(131,490)	(113,125)	(112,971)
Licenses
Other intangible assets
Intangible assets other than goodwill at beginning of period	8,720
Intangible assets other than goodwill at end of period	₽ 8,611	8,720
Weighted-average period until next renewal of operating licenses	2 years 6 months
Licenses | Minimum
Other intangible assets
Useful life, years	1 year
Licenses | Maximum
Other intangible assets
Useful life, years	20 years
Licenses | Gross Book Value
Other intangible assets
Intangible assets other than goodwill at beginning of period	₽ 24,001	21,705	39,627
Additions	1,350	1,466	1,106
Disposal of subsidiary			(19,149)
Effect on assets impairment	(1)
Disposal	(39)	(108)	(84)
Other		25	4
Foreign exchange differences	992	913	201
Intangible assets other than goodwill at end of period	26,303	24,001	21,705
Licenses | Accumulated amortisation and impairment
Other intangible assets
Intangible assets other than goodwill at beginning of period	(15,281)	(13,182)	(16,113)
Disposal of subsidiary			5,155
Charge for the year	(1,443)	(1,266)	(2,911)
Disposal	3	71	25
Other		(10)	(2)
Foreign exchange differences	(971)	(894)	664
Intangible assets other than goodwill at end of period	(17,692)	(15,281)	(13,182)
Right to use radio frequencies
Other intangible assets
Intangible assets other than goodwill at beginning of period	1,243
Intangible assets other than goodwill at end of period	₽ 911	1,243
Right to use radio frequencies | Minimum
Other intangible assets
Useful life, years	1 year
Right to use radio frequencies | Maximum
Other intangible assets
Useful life, years	15 years
Right to use radio frequencies | Gross Book Value
Other intangible assets
Intangible assets other than goodwill at beginning of period	₽ 5,579	5,689	6,648
Additions		(11)	(38)
Effect on assets impairment	21	43	(26)
Disposal	(233)	(172)	(865)
Other	1	30	(1)
Foreign exchange differences			(29)
Intangible assets other than goodwill at end of period	5,368	5,579	5,689
Right to use radio frequencies | Accumulated amortisation and impairment
Other intangible assets
Intangible assets other than goodwill at beginning of period	(4,336)	(4,098)	(4,586)
Charge for the year	(349)	(367)	(372)
Disposal	228	160	831
Other		(31)
Foreign exchange differences			29
Intangible assets other than goodwill at end of period	(4,457)	(4,336)	(4,098)
Billing and other software
Other intangible assets
Intangible assets other than goodwill at beginning of period	67,445
Intangible assets other than goodwill at end of period	₽ 72,893	67,445
Billing and other software | Minimum
Other intangible assets
Useful life, years	1 year
Billing and other software | Maximum
Other intangible assets
Useful life, years	25 years
Billing and other software | Gross Book Value
Other intangible assets
Intangible assets other than goodwill at beginning of period	₽ 146,851	139,968	138,564
Additions	34,421	35,277	27,921
Arising on business combinations	571		6
Disposal of subsidiary		(311)	(15,770)
Reaclassification into assets for sale	(17)	(184)
Effect on assets impairment		(167)
Disposal	(14,783)	(28,035)	(11,564)
Other	(97)	(83)	93
Foreign exchange differences	381	386	718
Intangible assets other than goodwill at end of period	167,327	146,851	139,968
Billing and other software | Accumulated amortisation and impairment
Other intangible assets
Intangible assets other than goodwill at beginning of period	(79,406)	(82,096)	(80,785)
Disposal of subsidiary		77	12,657
Charge for the year	(29,737)	(25,146)	(24,394)
Disposal	14,716	27,953	11,065
Other	204	81	(24)
Foreign exchange differences	(211)	(275)	(615)
Intangible assets other than goodwill at end of period	(94,434)	(79,406)	(82,096)
Customer base
Other intangible assets
Intangible assets other than goodwill at beginning of period	2,450
Intangible assets other than goodwill at end of period	₽ 2,965	2,450
Customer base | Minimum
Other intangible assets
Useful life, years	4 years
Customer base | Maximum
Other intangible assets
Useful life, years	31 years
Customer base | Gross Book Value
Other intangible assets
Intangible assets other than goodwill at beginning of period	₽ 5,857	5,930	8,790
Arising on business combinations	1,147		(37)
Disposal	(680)	(73)	(2,823)
Intangible assets other than goodwill at end of period	6,324	5,857	5,930
Customer base | Accumulated amortisation and impairment
Other intangible assets
Intangible assets other than goodwill at beginning of period	(3,407)	(3,048)	(5,258)
Charge for the year	(631)	(431)	(603)
Disposal	679	72	2,813
Intangible assets other than goodwill at end of period	(3,359)	(3,407)	(3,048)
Numbering capacity
Other intangible assets
Intangible assets other than goodwill at beginning of period	54
Intangible assets other than goodwill at end of period	₽ 266	54
Numbering capacity | Minimum
Other intangible assets
Useful life, years	2 years
Numbering capacity | Maximum
Other intangible assets
Useful life, years	15 years
Numbering capacity | Gross Book Value
Other intangible assets
Intangible assets other than goodwill at beginning of period	₽ 2,668	2,677	2,868
Additions	75	15	(2)
Arising on business combinations	174		2
Disposal of subsidiary			(136)
Disposal	(251)	(24)	(64)
Foreign exchange differences			9
Intangible assets other than goodwill at end of period	2,666	2,668	2,677
Numbering capacity | Accumulated amortisation and impairment
Other intangible assets
Intangible assets other than goodwill at beginning of period	(2,614)	(2,611)	(2,754)
Disposal of subsidiary			129
Charge for the year	(35)	(27)	(41)
Disposal	249	24	64
Foreign exchange differences			(9)
Intangible assets other than goodwill at end of period	(2,400)	(2,614)	(2,611)
Cost-to-obtain contracts
Other intangible assets
Intangible assets other than goodwill at beginning of period	7,667
Intangible assets other than goodwill at end of period	₽ 7,897	7,667
Cost-to-obtain contracts | Minimum
Other intangible assets
Useful life, years	2 years
Cost-to-obtain contracts | Maximum
Other intangible assets
Useful life, years	5 years
Cost-to-obtain contracts | Gross Book Value
Other intangible assets
Intangible assets other than goodwill at beginning of period	₽ 14,267	13,635	23,360
Additions	3,653	10,390	10,290
Disposal of subsidiary			(1,826)
Disposal	(3,287)	(9,758)	(18,281)
Foreign exchange differences			92
Intangible assets other than goodwill at end of period	14,633	14,267	13,635
Cost-to-obtain contracts | Accumulated amortisation and impairment
Other intangible assets
Intangible assets other than goodwill at beginning of period	(6,600)	(6,394)	(16,343)
Disposal of subsidiary			1,208
Charge for the year	(3,424)	(9,964)	(6,887)
Disposal	3,288	9,758	18,281
Other			(2,573)
Foreign exchange differences			(80)
Intangible assets other than goodwill at end of period	(6,736)	(6,600)	(6,394)
Other intangible assets
Other intangible assets
Intangible assets other than goodwill at beginning of period	2,524
Intangible assets other than goodwill at end of period	₽ 6,589	2,524
Other intangible assets | Minimum
Other intangible assets
Useful life, years	1 year
Other intangible assets | Maximum
Other intangible assets
Useful life, years	10 years
Other intangible assets | Gross Book Value
Other intangible assets
Intangible assets other than goodwill at beginning of period	₽ 4,005	3,096	3,606
Additions	5,494	1,941	366
Arising on business combinations	576		61
Disposal of subsidiary			(692)
Effect on assets impairment		(2)
Disposal	(1,064)	(1,033)	(208)
Other	(9)	(1)	(81)
Foreign exchange differences	(1)	4	44
Intangible assets other than goodwill at end of period	9,001	4,005	3,096
Other intangible assets | Accumulated amortisation and impairment
Other intangible assets
Intangible assets other than goodwill at beginning of period	(1,481)	(1,542)	(1,662)
Disposal of subsidiary			301
Charge for the year	(1,867)	(345)	(374)
Disposal	920	402	196
Other	16	2	17
Foreign exchange differences		2	(20)
Intangible assets other than goodwill at end of period	₽ (2,412)	₽ (1,481)	₽ (1,542)